Inventories, Net (Details) - Schedule of Inventories	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Inventories, Net [Abstract]
Raw materials	¥ 68,613,919	$ 9,670,743	¥ 50,453,180
Work in progress	49,083,445	6,918,033	61,275,177
Finished goods	153,879,476	21,688,439	78,432,041
Allowance for damaged inventories	(68,154,238)	(9,605,953)	(4,779,446)	$ (673,636)	¥ (5,503,029)	¥ (41,301,797)
Inventories, net	¥ 203,422,602	$ 28,671,262	¥ 185,380,952